-----------------------------------
                                                   OMB APPROVAL
                                        -----------------------------------
                                        OMB Number:           3235-0006
                                        Expires:      December 31, 2009
                                        Estimated average burden
                                        hours per response..........22.6
                                        -----------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [X]; Amendment Number: 1

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management Limited
Address:          40 Grosvenor Place, London SW1X 7AW, United Kingdom

Form 13F File Number: 028-11935

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Cox
Title:   Chief Operating Officer
Phone:   020 3180 3079

Signature, Place, and Date of Signing:

/s/ Peter Cox                             London, UK              July 3, 2008
--------------------------          -------------------------    ---------------
      [Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     N/A
                                                              ------------

Form 13F Information Table Entry Total:                                  6
                                                              ------------

Form 13F Information Table Value Total:                           $125,336
                                                              ------------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.            Form 13F File Number            Name
         -----------    ------------------------        ----------------

         NONE


                                              Bluecrest Capital Management Limited
                                                   Form 13F Information Table
                                                  Quarter ended March 31, 2008

                                                                                  Investment Discretion           Voting Authority

                                            Fair Market    Shares or
                       Title       Cusip       Value       Principal  SH/  Put/       Shared- Shared- Other
Issuer               of Class      Number  (in thousands)    Amount   PRN  Call Sole  Defined Other   Mngrs**   Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE REIT     NOTE 4.750%  42217KAQ9   $20,510     20,000,000  PRN        X                           20,000,000
INC                     7/1
------------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS      NOTE 4.250%  656568AB8    $1,861      1,875,000  PRN        X                            1,875,000
CORP NEW                9/0
------------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC         DBCV 3.250%  681904AL2    $1,341      2,000,000  PRN        X                            2,000,000
                        12/1
------------------------------------------------------------------------------------------------------------------------------------
PLACER DOME INC      DBCV 2.750%  725906AK7   $64,416     35,000,000  PRN        X                           35,000,000
                        10/1
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO     NOTE 1.500%  893830AV1   $32,875     30,000,000  PRN        X                           30,000,000
FOREX INC               12/1
------------------------------------------------------------------------------------------------------------------------------------
VORNADO              DBCV 2.850%  929042AC3    $4,333      5,000,000  PRN        X                            5,000,000
REALTY TR               4/0
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                      $125,336
(in thousands)

